Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2022		2021		2020
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$52,335.6	$50,650.2	$48,129.6	$46,018.6	$41,736.4	$40,687.7
Ceded premiums:
Regulated	(621.5)	(674.8)	(674.5)	(650.2)	(648.2)	(686.5)
Non-Regulated	(633.0)	(734.2)	(1,049.9)	(999.7)	(519.5)	(739.6)
Total ceded premiums	(1,254.5)	(1,409.0)	(1,724.4)	(1,649.9)	(1,167.7)	(1,426.1)
Net premiums	$51,081.1	$49,241.2	$46,405.2	$44,368.7	$40,568.7	$39,261.6
Regulated refers to federal or state run plans and primarily includes the following:
•Federal reinsurance plan
◦National Flood Insurance Program (NFIP)
•State-provided reinsurance facilities
◦Michigan Catastrophic Claims Association (MCCA)
◦North Carolina Reinsurance Facility (NCRF)
◦Florida Hurricane Catastrophe Fund (FHCF)
•State-mandated involuntary plans
◦Commercial Automobile Insurance Procedures/Plans (CAIP)
Non-Regulated represents voluntary external reinsurance contracts entered into by the company. These include amounts ceded on our Commercial Lines business primarily related to the TNC business, workers’ compensation, and fleet trucking, which are all ceded under quota-share reinsurance agreements. Amounts ceded on our Property business are primarily multi-year catastrophic excess of loss and aggregate excess of loss agreements.
Non-Regulated ceded written and earned premiums decreased in 2022, primarily resulting from changes in the reinsurance structure of certain TNC products during the year, under which we wrote less direct premiums and ceded less premiums than in the prior year. The increased ceded written and earned premiums in 2021 was primarily due to an increase in the number of miles driven (the basis for TNC premiums) resulting from the lifting of pandemic-related restrictions that were in place in 2020, and the acquisition of Protective Insurance, which cedes premiums on its workers’ compensation and fleet trucking policies.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2022		2021		2022		2021
Regulated:
MCCA	$2,332.3	40%	$2,364.0	47%	$26.4	9%	$26.7	6%
CAIP	626.8	11	529.0	11	50.4	17	111.2	24
FHCF	437.3	7	81.3	2	0	0	0	0
NFIP	215.4	4	13.9	0	60.1	20	62.4	14
NCRF	143.2	2	118.7	2	54.5	18	44.4	10
Other	2.9	0	2.2	0	1.5	1	1.4	0
Total Regulated	3,757.9	64	3,109.1	62	192.9	65	246.1	54
Non-Regulated:
Commercial Lines	1,544.3	27	1,518.4	31	91.0	31	198.2	43
Property	524.4	9	345.8	7	11.6	4	13.3	3
Other	5.5	0	7.2	0	0	0	0	0
Total Non-Regulated	2,074.2	36	1,871.4	38	102.6	35	211.5	46
Total	$5,832.1	100%	$4,980.5	100%	$295.5	100%	$457.6	100%
Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal, since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.
As a result of Hurricane Ian, we incurred losses and allocated loss adjustment expenses that were in excess of the retention layer under our Property excess of loss per occurrence reinsurance program, which were the primary contributors to the increase in the FHCF, NFIP, and Property business reinsurance recoverables in 2022.
The decrease in our prepaid reinsurance premiums in 2022 primarily reflects the decrease in TNC ceded premiums, as discussed above, and the expiration of our service contract to act as a servicing agent for CAIP, which we did not renew.
We routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established. For at-risk uncollateralized recoverable balances, we evaluate a number of reinsurer specific factors, including reinsurer credit quality rating, credit rating outlook, historical experience, reinsurer surplus, recoverable duration, and collateralization composition in respect to our net exposure (i.e., the reinsurance recoverable amount less premiums payable to the reinsurer, where the right to offset exists). At December 31, 2022 and 2021, the allowance for credit losses related to these contracts was not material to our financial condition or results of operations.